Expense Example - Delaware VIP International Series - Delaware VIP International Series - Service Class	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	118	394	691	1,535